Segment reporting by geographic location (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 27.7	$ 19.7	$ 20.5
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 9.4	$ 8.9	$ 9.0
Total non-current assets (Share %)	34.00%	46.00%	44.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 1.7	$ 1.5	$ 1.5
Total non-current assets (Share %)	6.00%	8.00%	7.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 3.3	$ 2.9	$ 2.9
Total non-current assets (Share %)	12.00%	15.00%	14.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 13.3	$ 6.3	$ 7.1
Total non-current assets (Share %)	48.00%	32.00%	35.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 0.0	$ 0.0	$ 0.0
Total non-current assets (Share %)	0.00%	0.00%	0.00%